SEGMENT INFORMATION (Schedule of Operating Segment Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 51,517	$ 77,697	$ 88,591
Depreciation and amortization	1,719	1,178	1,219
Other income			2,304
Operating income (loss), before financial expenses and taxes on income	(4,519)	5,557	9,811
Financial expenses (income), net	(59)	472	(756)
Taxes on income (tax benefit)	69	991	723
Net income (loss)	(4,529)	4,094	9,844
Total long-lived assets	13,592	9,307
Perimeter [Member]
Revenues	30,551	33,941	30,012
Depreciation and amortization	606	624	722
Other income
Operating income (loss), before financial expenses and taxes on income	542	4,409	2,665
Total long-lived assets	5,536	5,664	5,117
Projects [Member]
Revenues	20,137	45,038	59,707
Depreciation and amortization	629	554	497
Other income			2,304
Operating income (loss), before financial expenses and taxes on income	(3,571)	1,634	7,528
Total long-lived assets	3,763	3,643	3,503
Cyber [Member]
Revenues	1,638
Depreciation and amortization	484
Operating income (loss), before financial expenses and taxes on income	(1,184)
Total long-lived assets	4,293
Eliminations [Member]
Revenues	(809)	(1,282)	(1,128)
Depreciation and amortization
Other income
Operating income (loss), before financial expenses and taxes on income	$ (306)	$ (486)	$ (382)